Equity - The details of changes in the average number of common shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in number of shares outstanding [abstract]
Number of shares outstanding at beginning of period	515,894,758	460,317,525
Increase of shares outstanding	700,870	60,626,827
Decrease of shares outstanding	(2,426)	(5,049,594)
Number of shares outstanding at end of period	516,593,202	515,894,758